UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31,2011

Check here if Amendment [   ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Live Your Vision, LLC
      300 Barr Harbor Dr., Suite 175
      West Conshohocken, PA 19428



Form 13F File Number:  28- 13855

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Bernadette Parrish
Title:  Chief Compliance Officer
Phone:  610.234.2100

Signature, Place, and Date of Signing:


 Bernadette Parrish	  West Conshohocken, PA         4/27/2011
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   None
                                                  -----------------------

Form 13F Information Table Entry Total:              50
                                                  -----------------------

Form 13F Information Table Value Total:             185560 (x1000)
                                                  -----------------------


List of Other Included Managers:

                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS  SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
ALLSTATE CORPORATION              COM      20002101          487       15265SH         SOLE            NONE      15265
COCA COLA COMPANY                 COM     191216100          232        3426SH         SOLE            NONE       3426
DISCOVER FINANCIAL SVCS           COM     254709108          176        7165SH         SOLE            NONE       7165
EXXON MOBIL CORPORATION           COM     30231G102          246        2858SH         SOLE            NONE       2858
GUGNHEIM EXCH TRD FD S&P GLBL ETF COM     18383Q507         2102       97131SH         SOLE            NONE      97131
INTL BUSINESS MACHINES            COM     459200101          145         864SH         SOLE            NONE        864
INVESCO INSD MUN INCM TRSBI       COM     46132P108          161       11734SH         SOLE            NONE      11734
INVESCO VAN KAMPEN TR INVT GRDE M COM     46131M106          392       30072SH         SOLE            NONE      30072
ISHARES IBOXX INVESTOP $CORP BD   COM     464287242         8541       77969SH         SOLE            NONE      77969
ISHARES S&P 500 GROWTH  IDX FD    COM     464287309        23331      335171SH         SOLE            NONE     335171
ISHARES S&P 350 S&P EURO IDX FD   COM     464287861          189        4312SH         SOLE            NONE       4312
ISHARES S&P MIDCP 400 GRWTH IDX   COM     464287606         3706       33134SH         SOLE            NONE      33134
ISHARES S&P SM CAP GROWTH 600     COM     464287887         3689       46157SH         SOLE            NONE      46157
ISHARES TR BRCLYS BD 1-3 YR CRD   COM     464288646        14798      141259SH         SOLE            NONE     141259
ISHARES TR BRCLYS BD 1-3 YR TRS   COM     464287457         8497      101176SH         SOLE            NONE     101176
ISHARES TR BRCLYS AGGREG BD       COM     464287226          867        8188SH         SOLE            NONE       8188
ISHARES TR BRCLYS TIPSBOND FUND   COM     464287176        10966       99248SH         SOLE            NONE      99248
ISHARES TR IBOXX $ HI YLD CORP    COM     464288513         5568       60313SH         SOLE            NONE      60313
IVERNIA INC F                     COM     46582W108           25      100000SH         SOLE            NONE     100000
J M A R TECHNOLOGIES INC          COM     466212107           82       27200SH         SOLE            NONE      27200
JOHNSON & JOHNSON                 COM     478160104          543        8469SH         SOLE            NONE       8469
MEDCOHEALTH SOLUTIONS             COM     58405U102          501        8632SH         SOLE            NONE       8632
MEDTRONIC INC                     COM     585055106          165        4072SH         SOLE            NONE       4072
MERCK & CO INC NEW                COM     58933Y105         1267       36910SH         SOLE            NONE      36910
MORGAN STANLEY                    COM     617446448          142        5526SH         SOLE            NONE       5526
PFIZER INCORPORATED               COM     717081103          177        8769SH         SOLE            NONE       8769
POWERSHS                          COM     73935S105         5635      178208SH         SOLE            NONE     178208
PURE BIOSCIENCE                   COM     746218106           31       25978SH         SOLE            NONE      25978
SPDR S&P 500 TR EXP 1.22.18       COM     78462F103          247        1880SH         SOLE            NONE       1880
SCH INTM TRSR ETF                 COM     808524854          215        4344SH         SOLE            NONE       4344
SCH ST TRSR ETF                   COM     808524862          183        3658SH         SOLE            NONE       3658
SCH US MID-CAP ETF                COM     808524508          127        4666SH         SOLE            NONE       4666
SCHW INTL EQ TEF                  COM     808524805          150        5055SH         SOLE            NONE       5055
SCHW US LCAP GRO ETF              COM     808524300          214        6681SH         SOLE            NONE       6681
SCHW US LCAP VAL ETF              COM     808524409          288        9583SH         SOLE            NONE       9583
SCHW US SCAP ETF                  COM     808524607          119        3196SH         SOLE            NONE       3196
SPDR BARCLAYS TBILL ETF 3 MONTH   COM     78464A680          170        3712SH         SOLE            NONE       3712
SPDR GOLD TRUST SPDR GOLD SHARES  COM     78463V107         5561       37864SH         SOLE            NONE      37864
VANGUARD BOND IX INT              COM     921937819         1479       17863SH         SOLE            NONE      17863
VANGUARD BOND IX SHORTTERM BD ETF COM     921937827         1192       14805SH         SOLE            NONE      14805
VANGUARD BOND IX TTL BD MKT       COM     921937835          923       11470SH         SOLE            NONE      11470
VANGUARD PACIFIC                  COM     922042866         4536       80149SH         SOLE            NONE      80149
VANGUARD REIT                     COM     922908553         4840       80144SH         SOLE            NONE      80144
VERIZON COMMUNICATIONS            COM     92343V104          138        3728SH         SOLE            NONE       3728
WISDOMTREE DRYFUS EMG CURR FD     COM     97717W133        10841      464286SH         SOLE            NONE     464286
WISDOMTREE EMG MKTS EQ INC FD     COM     97717W315        10542      166455SH         SOLE            NONE     166455
WISDOMTREE GLBL EQ INC FD         COM     97717W877        15272      329596SH         SOLE            NONE     329596
WISDOMTREE LARGECAP DIV           COM     97717W307        28679      585165SH         SOLE            NONE     585165
WISDOMTREE MIDCAP DIV             COM     97717W505         3723       67748SH         SOLE            NONE      67748
WISDOMTREE SMALLCAP DIV           COM     97717W604         3541       73034SH         SOLE            NONE      73034


TOTAL                                                 $185560(x1000)

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